Change in the functional currency of a foreign operation	12 Months Ended
Mar. 31, 2018
Change in the functional currency of a foreign operation [Line Items]
Change in the functional currency of a foreign operation
41. Change in the functional currency of a foreign operation

Until July 31, 2016, the functional currency of the Swiss Subsidiary, was determined to be the Indian rupee. During the three months ended September 30, 2016, the Swiss Subsidiary borrowed U.S.$350 from certain institutional lenders to acquire eight ANDAs in the United States (refer to Note 33 of these consolidated financial statements for further details). The Company believes that the aforesaid transactions have had significant impact on the primary economic environment of the Swiss Subsidiary and, accordingly, the Swiss Subsidiary’s operating, investing and financing activities will have a greater reliance on the United States dollar.

Accordingly, effective August 1, 2016, the functional currency of the Swiss Subsidiary was changed to the United States dollar. The change in functional currency of the Swiss subsidiary was applied prospectively from date of change in accordance with IAS 21, “The Effect of Changes in Foreign Exchange Rate”.